LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31, 2024	June 30, 2025
Operating lease:
Right-of-use assets, net	$6,632,749	$7,256,728

Lease liabilities:
Current	$2,100,281	$2,320,101
Non-current	4,883,321	5,285,905
Total lease liabilities	$6,983,602	$7,606,006

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION

Other supplemental information about the Company’s operating leases:

	December 31, 2024	June 30, 2025
Weighted average discount rate	2.15-7.59%	2.37-7.59%
Weighted average remaining lease term (years)	0.09-10 years	0.58-9.5 years

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next five years and thereafter, as of June 30, 2025:

Year ending December 31,	Amounts
2025 (six months)	$1,335,835
2026	2,109,812
2027	1,610,386
2028	755,752
2029	638,909
Thereafter	1,932,782
Total minimum lease payments	8,383,476
Less: imputed interest	(777,470)
Future minimum lease payments	$7,606,006